TAXATION - SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILLIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit)
Total income tax expense (credit)	$ 16,858	$ 5,669	$ (5,047)
Long-term deferred tax asset	$ 5,086	10,393
Foreign Tax Authority | KUWAIT
Components of Income Tax Expense (Benefit)
Statutory income tax rate	15.00%
Foreign Tax Authority | Marshall Islands
Components of Income Tax Expense (Benefit)
Statutory income tax rate	0.00%
Effect of change on uncertain tax positions relating to prior year	$ 133	(1,894)	(5,042)
Effect of recognition of deferred tax asset	0	(4,945)	(9,524)
Effect of taxable income in various countries	16,725	12,508	9,519
Total income tax expense (credit)	$ 16,858	5,669	$ (5,047)
Foreign Tax Authority | Indonesia
Components of Income Tax Expense (Benefit)
Statutory income tax rate	25.00%
Short-term deferred tax asset	$ 5,086	0
Long-term deferred tax asset	0	10,393
Foreign Tax Authority | Jordan
Components of Income Tax Expense (Benefit)
Long-term deferred tax asset	$ 534	$ 956
Foreign Tax Authority | UNITED KINGDOM
Components of Income Tax Expense (Benefit)
Statutory income tax rate	20.00%